Investments in subsidiaries, associates and joint ventures - Acquisitions and divestitures (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Reclassification of cumulative translation adjustment to income statement		$ 4,749	$ 135
Gain related to reclassification of cumulative translation adjustments of investment	$ 1,132	2,413
Vale Shipping Holding Pte. Ltd.
Disclosure of associates [line items]
Reclassification of cumulative translation adjustment to income statement		771
VNC
Disclosure of associates [line items]
Assumed obligation to pay to buyers			$ 500
Amount disbursed		555
Additional loss		$ 98
Agreement term		13 years